UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     July 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $102,414 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Inc New                  COM              00817Y108      843    20800 SH       SOLE                    19000              1800
Air Products & Chem            COM              009158106     1487    15046 SH       SOLE                    13996              1050
American Intl Group            COM              026874107      606    22895 SH       SOLE                    18195              4700
Amgen Corp                     COM              031162100      996    21109 SH       SOLE                    18459              2650
Bank of America Corp           COM              060505104      936    39226 SH       SOLE                    33378              5848
ChevronTexaco Corp             COM              166764100     1536    15491 SH       SOLE                    12891              2600
Cisco Systems                  COM              17275R102     1439    61851 SH       SOLE                    51201             10650
Coca Cola Co                   COM              191216100      981    18870 SH       SOLE                    15750              3120
Colgate-Palmolive              COM              194162103     1190    17228 SH       SOLE                    14788              2440
Comcast Corp New 'A'           COM              20030N101      909    47916 SH       SOLE                    36816             11100
Dover Corp                     COM              260003108      966    19980 SH       SOLE                    17280              2700
Du Pont                        COM              263534109      326     7605 SH       SOLE                     3005              4600
Duke Energy Co                 COM              26441c105      708    40733 SH       SOLE                    30833              9900
Ebay                           COM              278642103      878    32120 SH       SOLE                    28770              3350
Eli Lilly                      COM              532457108      718    15562 SH       SOLE                    13662              1900
EMC Corp Mass                  COM              268648102      989    67349 SH       SOLE                    60249              7100
Emerson Electric               COM              291011104     1307    26433 SH       SOLE                    22433              4000
Exxon-Mobil                    COM              30231G102     2395    27180 SH       SOLE                    23772              3408
Fifth Third Bancorp            COM              316773100      154    15095 SH       SOLE                     5395              9700
General Electric Co            COM              369604103      921    34519 SH       SOLE                    26319              8200
Home Depot Inc                 COM              437076102      680    29014 SH       SOLE                    24914              4100
Ingersoll-Rand Co              COM              G4776G101      974    26009 SH       SOLE                    21109              4900
Intel Corp                     COM              458140100     1303    60664 SH       SOLE                    50664             10000
iShares: MSCI EAFE             COM              464287465    18593   270752 SH       SOLE                   270752
iShares: MSCI Emerging Markets COM              464287234      267     1968 SH       SOLE                     1968
iShares: Russell 2000          COM              464287655     3911    56635 SH       SOLE                    56635
iShares: Russell Midcap        COM              464287499     7131    74420 SH       SOLE                    74420
Jefferson Bancshares           COM              472375104      109    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1497    23261 SH       SOLE                    18761              4500
McGraw Hill Inc                COM              580645109      753    18780 SH       SOLE                    15710              3070
Medtronic Inc                  COM              585055106     1012    19558 SH       SOLE                    17558              2000
Microsoft                      COM              594918104     1542    56057 SH       SOLE                    46257              9800
Nabors Industries              COM              G6359F103     1393    28290 SH       SOLE                    24890              3400
Northrop Grumman               COM              666807102     1007    15055 SH       SOLE                    12555              2500
Oracle                         COM              68389X105     1213    57763 SH       SOLE                    48513              9250
Parker-Hannifin Corp           COM              701094104     1162    16290 SH       SOLE                    13990              2300
Pepsico Inc                    COM              713448108     1103    17344 SH       SOLE                    15304              2040
Procter & Gamble               COM              742718109     1089    17910 SH       SOLE                    15190              2720
S&P 500 Depository Receipts    COM              78462f103    16494   128882 SH       SOLE                   128882
Schlumberger                   COM              806857108     1626    15137 SH       SOLE                    12737              2400
SPDR: S&P Energy               COM              81369Y506      592     6690 SH       SOLE                     3690              3000
SPDR: S&P Financial            COM              81369Y605     2281   112588 SH       SOLE                    99688             12900
SPDR: S&P Materials            COM              81369Y100      223     5350 SH       SOLE                     5350
SPDR: S&P Utilities            COM              81369Y886      575    14140 SH       SOLE                     9740              4400
Sprint Nextel Corp             COM              852061100     1071   112774 SH       SOLE                    97985             14789
State Street Corp              COM              857477103     1236    19318 SH       SOLE                    15968              3350
Target Corp                    COM              87612E106      901    19385 SH       SOLE                    15715              3670
Texas Instruments              COM              882508104      809    28739 SH       SOLE                    25439              3300
VG - Emerging Markets          COM              922042858     1821    38918 SH       SOLE                    38918
VG - Total US Stock Market     COM              922908769     5959    92986 SH       SOLE                    92986
Walgreen                       COM              931422109      975    29995 SH       SOLE                    24635              5360
Walt Disney Co                 COM              254687106     1094    35058 SH       SOLE                    28558              6500
Yahoo! Inc                     COM              984332106      789    38173 SH       SOLE                    31073              7100
Zimmer Hldg Inc                COM              98956p102      944    13878 SH       SOLE                    12278              1600